Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segments shares	Dec. 31, 2025 CNY (¥) Segments	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2020 CNY (¥)
Product Information [Line Items]
Convenience translation rate	6.9931				6.9931
Registered capital of subsidiary			¥ 2,900,000		¥ 2,900,000	¥ 1,900,000
Cash and cash equivalents			0		0
Escrow deposit			864,440		810,959
Restricted cash	$ 273,534		2,074,300		1,912,850
Short-term investments	431,172		2,832,382		3,015,226
Restricted investments			412,974		396,165
Gain (loss) on investments	$ (4,111)	¥ (28,742)	7,752	¥ (722)
Equity method investments, impairment loss		¥ 0	0	0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of goodwill and intangible assets	Impairment of goodwill and intangible assets
Impairment losses of long-lived assets		¥ 265
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of goodwill and intangible assets	Impairment of goodwill and intangible assets
Goodwill, Impairment Loss		¥ 50,411,000
Goodwill	$ 11,405		50,411		¥ 79,759
Tenor of loans description	the average tenor of loans facilitated on domestic and overseas platform are around 8.4 months and 90.9 days, respectively, substantially all of the quality assurance receivable balance as of December 31, 2025 are originated in 2025.	the average tenor of loans facilitated on domestic and overseas platform are around 8.4 months and 90.9 days, respectively, substantially all of the quality assurance receivable balance as of December 31, 2025 are originated in 2025.
Government grants received	$ 1,940,411	¥ 13,569,483	¥ 13,065,824	12,547,445
Number of reportable segments | Segments	1	1
Treasury shares | shares	333,628,335		283,820,445		333,628,335
Percentage on statutory reserve contribution from net profit	50.00%	50.00%
Appropriations to general reserve		¥ 189,589	¥ 90,251	64,071
Minimum [Member]
Product Information [Line Items]
Statutory reserve percentage	10.00%	10.00%
Grant [Member]
Product Information [Line Items]
Government grants received		¥ 118,141	150,685	164,907
Non Marketable Equity Method Investments [Member]
Product Information [Line Items]
Equity method investments, impairment loss				2,479
Other Income Expense [Member]
Product Information [Line Items]
Gain (loss) on investments		94,694	104,842	110,831
Selling and Marketing Expenses [Member]
Product Information [Line Items]
Marketing and Advertising Expense		¥ 2,183,896	1,994,134	¥ 1,871,392
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Product Information [Line Items]
Restricted cash			701,928		¥ 600,346
Cash Received from Borrowers Not Yet Distributed [Member]
Product Information [Line Items]
Restricted cash			¥ 396,523		381,154
Guarantee and Quality Assurance Fund [Member
Product Information [Line Items]
Restricted cash					¥ 29,676,722
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Individual Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Individual Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Cash and Cash Equivalents and Restricted Cash [Member] | Geographic Concentration Risk [Member] | The PRC [Member]
Product Information [Line Items]
Concentration risk, percentage	85.00%	85.00%
US $1.00
Product Information [Line Items]
Foreign currency exchange rate translation	7.0288		7.1884		7.0288
IDR Rp1.00
Product Information [Line Items]
Foreign currency exchange rate translation	0.000417		0.000451		0.000417
PHP 1.00
Product Information [Line Items]
Foreign currency exchange rate translation	0.1195		0.1243		0.1195
Beijing Prosper Investment Consulting Co., Ltd. [Member]
Product Information [Line Items]
Service fees percentage	100.00%	100.00%